Commitments and Contingent Liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Commitments and Contingent Liabilities [Abstract]
Schedule of Off-Balance Sheet Contractual Obligations

The following were the Company’s off-balance sheet contractual obligations as at March 31, 2026:

	Remaining 2026	2027	2028	2029	2030	Thereafter	Total
Property leases	$902	$1,203	$1,203	$1,203	$1,203	$11,935	$17,649
Capital commitments	507,654	6,262	—	—	—	—	513,916
Other operating commitments	27,033	15,367	17,149	14,076	12,646	35,882	122,153
	$535,589	$22,832	$18,352	$15,279	$13,849	$47,817	$653,718